Significant Accounting Estimates and Considerations	12 Months Ended
Dec. 31, 2025
Significant Accounting Estimates and Considerations [Abstract]
Significant accounting estimates and considerations

Note 3 - Significant accounting estimates and considerations

The accounting estimates and assumptions that were used in the preparation of the financial statements are tested on a regular basis and are based on past experience and other factors, including future events, the occurrence of which is reasonably expected to occur in view of existing circumstances. The Company makes estimates and assumptions regarding future events or conditions. By their very nature, it is rare that such accounting estimates will be identical to actual results. The estimates and assumptions that reflect the highest exposure to material changes in the amount of assets and liabilities in the following year are set out below:

A.	Impairment of inventory

Inventory impairment exists when the cost exceeds the net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Management estimates the net realizable values of inventories, taking into account the most reliable evidence available at each reporting date. The future realization of these inventories may be affected by future technology, competition, demands or other market-driven changes that may reduce future selling prices or affect customer demand for the company products.

B.	Research and development expenses

Development expenses are capitalized and recorded as an asset, commencing with the phase during which technological feasibility is achieved, when the company has intentions and the ability to complete and use (or sell) the asset, when it is expected that the developed asset will generate future economic benefits and when it is possible to estimate the development costs in a reliable manner. In determining whether an expense qualified for capitalization, management estimates the cash flows expected to derive from the asset, the timing of such flows, the discounting rates and the expected benefit period. As noted in Note 2I above, through all of the reported periods, management determined that the aforesaid conditions were not met and thus development costs were not capitalized.

C.	Liability in respect of government grants

Government grants in respect of a research and development project and marketing project are recognized as a liability and are measured at their fair value as of the receipt date, unless at that date, it is reasonably assured that the amount received will not be refunded. In addition, following the initial recognition, in future periods the company is required to reassess the liability and to recognize any change in the fair value of the expected cash flow discounted by the original interest rate, in profit or loss. In determining these assumptions, management makes use of a forecast regarding revenues expected to derive from the items in respect of which the grants were received and the royalties that have to be paid in respect thereof. There exists a degree of uncertainty in respect of the estimated future cash flows, timing of such cash flows and estimate of the discount rate used in determining the amount of the liability. See also Note 11 below.

D.	Share-based payments

The Company evaluates the fair value of share-based payments to employees and other parties rendering similar service, at the grant date, using a Black and Scholes model, which include assumptions that include the Company’s share price, the expected share price volatility, the risk-free interest rate, the expected dividend and the expected option term. In addition, upon grant of options to non-employees, the Company is required to estimate the fair value of the services received under agreements.

For evaluating of share-based payments to be recognized, inter alia, management assess the estimated number of options expected to be vest, see also Note 14 below.

E.	Measurement of expected credit losses

With respect to customers and contract assets, the Company measures the provision for expected credit losses in an amount equals to expected credit losses over the life of the instrument. Credit losses are calculated based on the present value of the difference between the contractual cash flows that the Company is entitled to receive under the contract and the cash flows the Company expects it to receive when the capitalization of such cash flows is based on the original effective interest rate of the financial asset. In determining the amounts of cash to be received and the timing, the Company is required to make assumptions and exercise discretion. See also Note 19B below.